VINTAGE ACCESS
                                               SUPPLEMENT DATED MARCH 7, 2003 TO
                                              PROSPECTUS DATED FEBRUARY 14, 2003

The Fee Table is modified as follows:

     The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

     ANNUAL SEPARATE ACCOUNT CHARGES
     (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

     We will assess a minimum mortality and expense risk charge ("M & E") of 1.65% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for the Enhanced Death Benefit, a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), all optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

       Mortality and Expense Risk Charge                                1.65%
       Administrative Expense Charge                                    0.15%
       Total with No Optional Features Selected                         1.80%
       Total with E.S.P. only selected                                  2.00%
       Total with GMWB only selected                                    2.80%
       Total with E.S.P. and GMWB selected                              3.00%
       Total with Roll-Up Death Benefit only                            2.00%
       Total with Roll-Up Death Benefit  and E.S.P. only selected       2.20%
       Total with Roll-Up Death Benefit and GMWB only selected          3.00%
       Total with Roll-Up Death Benefit, E.S.P. and GMWB selected       3.20%


The following expense example table is added to the Fee Table.

     EXAMPLE:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above.

                                                                 IF CONTRACT IS SURRENDERED OR NOT
                                                                 SURRENDERED OR ANNUITIZED AT THE
                                                                       END OF PERIOD SHOWN:
                                                            --------------------------------------------
     FUNDING OPTION                                            1           3           5          10
     --------------
                                                             YEAR        YEARS       YEARS       YEARS
                                                            --------    --------    --------    --------
     ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
        Growth and Income Portfolio - Class B                 42          126         211         432
        Premier Growth Portfolio - Class B                    45          136         228         462

     AMERICAN VARIABLE INSURANCE SERIES
        Global Growth Fund - Class 2                          42          127         213         434
        Growth Fund - Class 2                                 39          117         198         407
        Growth-Income Fund - Class 2                          38          116         196         405

                                                                     IF CONTRACT IS SURRENDERED OR NOT
                                                                     SURRENDERED OR ANNUITIZED AT THE
                                                                            END OF PERIOD SHOWN:
                                                                --------------------------------------------
     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
        Franklin Small Cap Fund - Class 2                          42          128         215         439
        Mutual Shares Securities Fund - Class 2                    43          129         217         442
        Templeton Foreign Securities Fund -
          Class 2                                                  44          132         222         451

     GREENWICH STREET SERIES FUND
        Appreciation Portfolio                                     40          121         204         419
        Diversified Strategic Income Portfolio                     40          121         204         418
        Equity Index Portfolio - Class II Shares                   37          113         191         395
        Fundamental Value Portfolio                                40          121         204         419

     JANUS ASPEN SERIES
        Aggressive Growth Portfolio -
          Service Shares                                           42          126         211         432

     PIMCO VARIABLE INSURANCE TRUST
        Total Return Portfolio - Administrative Class              39          118         199         409

     PUTNAM VARIABLE TRUST
        Putnam VT International Growth Fund - Class IB Shares      44          133         224         454
        Putnam VT Small Cap Value Fund -
          Class IB Shares                                          46          138         231         467

     SALOMON BROTHERS VARIABLE SERIES FUND INC.
        Capital Fund - Class I                                     42          128         215         438
        Investors Fund - Class I                                   41          123         207         424
        Small Cap Growth Fund - Class I                            47          141         236         476
                                                                 --------    --------    --------    --------
     SMITH BARNEY INVESTMENT SERIES
        Smith Barney Large Cap Core Portfolio                      42          126         212         433
        Smith Barney Premier Selections All Cap Growth
          Portfolio                                                42          127         213         434

     SMITH BARNEY MULTIPLE DISCIPLINE TRUST
        Multiple Discipline Portfolio - All Cap Growth and
          Value                                                    42          128         215         438
        Multiple Discipline Portfolio - Large Cap Growth and
          Value                                                    42          128         215         438
        Multiple Discipline Portfolio - Global Cap Growth
          and Value                                                42          128         215         438
        Multiple Discipline Portfolio - Balanced All Cap
          Growth and Value                                         42          128         215         438

     THE TRAVELERS SERIES TRUST
        Equity Income Portfolio                                    40          122         205         421
        Large Cap Portfolio                                        40          122         205         421
        MFS Emerging Growth Portfolio                              41          125         210         429
        MFS Research Portfolio                                     42          126         211         432

     TRAVELERS SERIES FUND INC.
        AIM Capital Appreciation Portfolio                         41          123         207         424
        Alliance Growth Portfolio                                  41          123         207         424
        MFS Total Return Portfolio                                 41          123         207         424
        Smith Barney Aggressive Growth Portfolio                   41          123         208         425
        Smith Barney High Income Portfolio                         39          119         200         411
        Smith Barney Large Capitalization Growth Portfolio         40          122         205         420

        Smith Barney Mid Cap Core Portfolio                        42          127         213         434
        Smith Barney Money Market Portfolio                        38          114         193         399
        Travelers Managed Income Portfolio                         39          119         200         412
        Van Kampen Enterprise Portfolio                            40          121         203         417

     VAN KAMPEN LIFE INVESTMENT TRUST
        Emerging Growth Portfolio - Class II Shares                40          121         204         418

     VARIABLE ANNUITY PORTFOLIOS
        Smith Barney Small Cap Growth Opportunities Portfolio      41          125         210         430

     VARIABLE INSURANCE PRODUCTS FUND II
        Contrafund(R)Portfolio - Service Class                     40          121         203         417

     VARIABLE INSURANCE PRODUCTS FUND III
        Mid Cap Portfolio - Service Class 2                        41          125         209         429


The "Mortality and Expense Risk Charge" subsection of the "Charges and Deductions" Section is deleted and replaced with the following:

     Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge is 1.65% annually. If you choose the Roll-Up Death Benefit, this charge equals 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

The following is added to the "Charges and Deductions" section of the prospectus

     GMWB CHARGE

     If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

The following is added to the "Access to Your Money" section of the prospectus.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT

     For an additional charge, you may elect GMWB, a living benefit that guarantees return of your purchase payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

     Your initial purchase payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

     If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

     Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.


     If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

     WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

     If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the contract value immediately prior to the current withdrawal.

     For example, assume your initial purchase payment is $100,000 and a withdrawal of $10,000 is taken in contract year two:

     -----------------------------------------------------------------------------------------------------------------

                             ASSUMES 15% GAIN ON INVESTMENT                ASSUMES 15% LOSS ON INVESTMENT
     -------------------------------------------------------------    ------------------------------------------------

                      CONTRACT        RBB               AWB (5%)        CONTRACT        RBB              AWB (5%)
                       VALUE          ---               --------         VALUE          ---              --------

     -----------------------------------------------------------------------------------------------------------------
     VALUES AS OF
     -----------------------------------------------------------------------------------------------------------------
     Contract date     $100,000      $100,000             $5,000        $100,000       $100,000            $5,000
     Immediately       $115,000      $100,000             $5,000        $85,000        $100,000            $5,000
     prior to
     withdrawal,
     contract year
     two
     -----------------------------------------------------------------------------------------------------------------
     Immediately       $105,000      $91,304              $4,565        $75,000        $88,235             $4,412
     after
     withdrawal,                    [100,000 -       [5,000 - (5,000                  [100,000 -          [5,000-
     contract year                   (100,000        x10,000/115,000)]                 (100,000            (5,000
     two                         x10,000/115,000)]                                 x10,000/85,000)]    x10,000/85,000
     -----------------------------------------------------------------------------------------------------------------

     Any time on or after the 5th contract year anniversary, you may choose to reset your RBB to equal your current contract value. Depending on your contract value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

     If your contract value reaches zero, and you have purchased this benefit, the following will occur:

           o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

           o The total annual payment amount will equal the AWB and will never exceed your RBB, and

           o We will no longer accept subsequent purchase payments into the Contract.

     If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

     The death benefit section of the prospectus is modified by replacing the existing death benefit language with the following:

     DEATH PROCEEDS BEFORE THE MATURITY DATE

     Note: If the owner dies before the annuitant, the death benefit is recalculated replacing all references to "annuitant" with "owner."

     If the Annuitant is less than age 80 on the contract date and dies before the maturity date and BEFORE age 80, the death benefit payable as of the death report date will be the greatest of (a), (b), (c) or, IF ELECTED, (d) below, less any applicable premium tax.

       (a) the contract value

       (b) the adjusted purchase payment (as described below)

       (c) the Step-Up Value (if any, as described below)

       d) the Roll-Up Death Benefit Value (if any, as described below)

     If the Annuitant is less than age 80 on the contract date and dies before the maturity date and ON OR AFTER age 80, the death benefit payable as of the death report date will be the greatest of (a), (b), (c) or, IF ELECTED,
     (d) below, less any applicable premium tax.

       (a)    the contract value

       (b)    the adjusted purchase payment (as described below)

       (c)    the Step-Up Value (if any, as described below)

       (d) the Roll-Up Death Benefit Value (if any, as described below) available at the annuitant's 80th birthday, plus any additional purchase payments minus any partial surrender reductions (as described below) which occur after the annuitant's 80th birthday

     If the Annuitant is 80 or older on the contract date and dies before the maturity date, the death benefit payable as of the death report date will be the greater of (a) or (b) below, less any applicable premium tax.

       (a) the contract value

       (b) the adjusted purchase payment (as described below)

     ADJUSTED PURCHASE PAYMENT: The initial adjusted purchase payment is equal to the initial purchase payment. Whenever any additional purchase payment(s) are made, the Adjusted purchase payment is increased by the amount of the purchase payment. Whenever a partial surrender is taken, the adjusted purchase payment is reduced by a Partial surrender reduction as described below.

     STEP UP VALUE: The Step-Up Value will initially equal the Contract value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract value on that date. If the Step-Up Value is greater than the Contract value, the Step-Up Value will remain unchanged. Whenever a Purchase payment is made, the Step-Up value will be increased by the amount of that Purchase payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase payments or partial surrenders as described above.

     ROLL-UP DEATH BENEFIT VALUE: (APPLICABLE ONLY IF ELECTED FOR AN ADDITIONAL CHARGE) On the Contract Date, the roll-up death benefit value is equal to the Purchase payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

       (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

       (b) any Purchase payments made during the previous Contract Year

       (c) any partial surrender reductions (as described below) during the previous Contract Year

     On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

       (a) the roll-up death benefit value on the previous Contract Date anniversary

       (b) any Purchase payments made since the previous Contract Date anniversary

       (c) any partial surrender reductions (as described below) since the previous Contract Date anniversary.

     The maximum roll-up death benefit equals 200% of the difference between all Purchase payments and all partial surrender reductions (as described below).

     PARTIAL SURRENDER REDUCTION

     ADJUSTED PURCHASE PAYMENT. The Partial surrender reduction is equal to (1) the Adjusted purchase payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

     STEP-UP VALUE AND ROLL-UP VALUE. The Partial surrender reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

     The following examples apply to the Adjusted purchase payment, Step-Up Value or Roll-UP Value Death Benefits. Assume your current contract value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/55,000) = $9,090

     Your new death benefit would be 50,000 - 9,090, or $40,910.

     The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

       50,000 x (10,000/30,000) = $16,666

     Your new death benefit would be 50,000 - 16,666, or $33,334.




















L-19947                                                            March 7, 2003

                                                      PORTFOLIO ARCHITECT ACCESS
                                               SUPPLEMENT DATED MARCH 7, 2003 TO
                                              PROSPECTUS DATED FEBRUARY 14, 2003

The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

ANNUAL SEPARATE ACCOUNT CHARGES

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for the Enhanced Death Benefit, a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), all optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

            Mortality and Expense Risk Charge                           1.55%
            Administrative Expense Charge                               0.15%
            Total with No Optional Features Selected                    1.70%
            Total with E.S.P. only selected                             1.90%
            Total with GMWB only selected                               2.70%
            Total with E.S.P. and GMWB selected                         2.90%
            Total with Roll-Up Death Benefit only                       1.90%
            Total with Roll-Up Death Benefit  and E.S.P. only
            selected                                                    2.10%
            Total with Roll-Up Death Benefit and GMWB only
            selected                                                    2.90%
            Total with Roll-Up Death Benefit, E.S.P. and
            GMWB ted                                                    3.10%

The following expense example table is added to the Fee Table.

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above.

                                                              IF CONTRACT IS SURRENDERED OR NOT
                                                               SURRENDERED OR ANNUITIZED AT THE
                                                                     END OF PERIOD SHOWN:
                                                          -------------------------------------------
FUNDING OPTION                                              1 YEAR     3 YEARS   5 YEARS   10 YEARS
                                                          ------------ --------- --------- ----------
Capital Appreciation Fund................                     40         121       203        417
Money Market Portfolio (Travelers).......                     35         108       182        379
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   Premier Growth Portfolio - Class B....                     44         133       224        454
DELAWARE VIP TRUST
   VIP REIT Series - Standard Class......                     40         122       205        421

 DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Shares                    39         119       200        412
   Small Cap Portfolio - Initial Shares..                     39         119       201        413

                                                              IF CONTRACT IS SURRENDERED OR NOT
                                                               SURRENDERED OR ANNUITIZED AT THE
                                                                     END OF PERIOD SHOWN

FUNDING OPTION                                              1 YEAR     3 YEARS   5 YEARS   10 YEARS
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund - Class 2                    42         126       212        433
   Templeton Growth Securities Fund - Class 2                 42         128       215        438
GREENWICH STREET SERIES FUND
   Emerging Growth Fund - Class I........                     43         130       219        445
   Equity Index Portfolio - Class II Shares                   36         110       187        387
   Growth and Income Fund - Class I......                     41         123       208        425
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares...                     40         123       206        423
   Global Life Sciences Portfolio - Service Shares            42         127       214        436
   Global Technology Portfolio - Service Shares               41         124       208        426
   Worldwide Growth Portfolio - Service Shares                41         123       208        425
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio - Administrative Class              38         115       194        401
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund - Class IB
     Shares..............................                     43         131       219        446
   Putnam VT Small Cap Value Fund - Class IB Shares           45         135       226        459
SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund - Class I................                     41         125       210        430
   Investors Fund - Class I..............                     40         120       202        415
   Large Cap Growth Fund - Class I.......                     41         125       210        430
   Small Cap Growth Fund - Class I.......                     46         138       232        468
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio......                     39         119       201        413
   Disciplined Mid Cap Stock Portfolio...                     40         120       203        416
   Equity Income Portfolio...............                     39         119       201        413
   Federated High Yield Portfolio........                     40         122       205        421
   Federated Stock Portfolio.............                     39         120       202        414
   Large Cap Portfolio...................                     39         119       201        413
   Lazard International Stock Portfolio..                     41         125       211        431
   MFS Emerging Growth Portfolio.........                     40         122       205        421
   MFS Mid Cap Growth Portfolio..........                     41         123       207        424
   MFS Research Portfolio................                     41         123       207        424
   Travelers Quality Bond Portfolio......                     36         109       185        383
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio....                     40         120       203        416

   Alliance Growth Portfolio.............                     40         120       202        415
   MFS Total Return Portfolio............                     40         120       203        416
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II Shares..                     42         126       212        433
   Enterprise Portfolio - Class II Shares                     40         121       203        418
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio - Service Class 2                    40         122       206        422
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio - Service
     Class 2.............................                     48         144       241        484
   Mid Cap Portfolio - Service Class 2...                     40         122       205        420

The "Mortality and Expense Risk Charge" subsection of the "Charges and Deductions" Section is deleted and replaced with the following:

     Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge is 1.55% annually. If you choose the Roll-Up Death Benefit, this charge equals 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

The following is added to the "Charges and Deductions" section of the prospectus

     GMWB CHARGE

     If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

The following is added to the "Access to Your Money" section of the prospectus.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT

     For an additional charge, you may elect GMWB, a living benefit that guarantees return of your purchase payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

     Your initial purchase payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

     If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

     Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.

     If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

     WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

     If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the contract value immediately prior to the current withdrawal.

    For example, assume your initial purchase payment is $100,000 and a withdrawal of $10,000 is taken in contract year two:

-------------------------------------------------------------------------------------------------------------
                           ASSUMES 15% GAIN ON INVESTMENT           ASSUMES 15% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------
                      Contract         RBB         AWB (5%)      Contract          RBB           AWB (5%)
                        VALUE                                      VALUE
-------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------
Contract date          $100,000     $100,000        $5,000       $100,000       $100,000          $5,000
-------------------------------------------------------------------------------------------------------------
Immediately prior      $115,000     $100,000        $5,000        $85,000       $100,000          $5,000
to withdrawal,
contract year two
-------------------------------------------------------------------------------------------------------------
Immediately after      $105,000      $91,304        $4,565        $75,000        $88,235          $4,412
withdrawal,
contract year two                  [100,000 -       [5,000 -                    [100,000 -        [5,000-
                                    (100,000        (5,000                      (100,000          (5,000
                               x10,000/115,000)]  x10,000/115,000)]          x10,000/85,000)]  x10,000/85,000
-------------------------------------------------------------------------------------------------------------


     Any time on or after the 5th contract year anniversary, you may choose to reset your RBB to equal your current contract value. Depending on your contract value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

     If your contract value reaches zero, and you have purchased this benefit, the following will occur:

           o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

           o The total annual payment amount will equal the AWB and will never exceed your RBB, and

           o We will no longer accept subsequent purchase payments into the Contract.

     If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

     The death benefit section of the prospectus is modified by replacing the existing death benefit language with the following:

     DEATH PROCEEDS BEFORE THE MATURITY DATE

     Note: If the owner dies before the annuitant, the death benefit is recalculated replacing all references to "annuitant" with "owner."

     If the Annuitant is less than age 80 on the contract date and dies before the maturity date and BEFORE age 80, the death benefit payable as of the death report date will be the greatest of (a), (b), (c) or, IF ELECTED, (d) below, less any applicable premium tax.

           (a)  the contract value

           (b)  the adjusted purchase payment (as described below)

           (c)  the Step-Up Value (if any, as described below)

           (d)  the Roll-Up Death Benefit Value (if any, as described below)

     If the Annuitant is less than age 80 on the contract date and dies before the maturity date and ON OR AFTER age 80, the death benefit payable as of the death report date will be the greatest of (a), (b), (c) or, IF ELECTED,
     (d) below, less any applicable premium tax.

           (a)  the contract value

           (b)  the adjusted purchase payment (as described below)

           (c)  the Step-Up Value (if any, as described below)

           (d) the Roll-Up Death Benefit Value (if any, as described below) available at the annuitant's 80th birthday, plus any additional purchase payments minus any partial surrender reductions (as described below) which occur after the annuitant's 80th birthday

     If the Annuitant is 80 or older on the contract date and dies before the maturity date, the death benefit payable as of the death report date will be the greater of (a) or (b) below, less any applicable premium tax.

           (a)  the contract value

           (b)  the adjusted purchase payment (as described below)

     ADJUSTED PURCHASE PAYMENT: The initial adjusted purchase payment is equal to the initial purchase payment. Whenever any additional purchase payment(s) are made, the Adjusted purchase payment is increased by the amount of the purchase payment. Whenever a partial surrender is taken, the adjusted purchase payment is reduced by a Partial surrender reduction as described below.

     STEP UP VALUE: The Step-Up Value will initially equal the Contract value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract value on that date. If the Step-Up Value is greater than the Contract value, the Step-Up Value will remain unchanged. Whenever a Purchase payment is made, the Step-Up value will be increased by the amount of that Purchase payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase payments or partial surrenders as described above.

     ROLL-UP DEATH BENEFIT VALUE: (APPLICABLE ONLY IF ELECTED FOR AN ADDITIONAL CHARGE) On the Contract Date, the roll-up death benefit value is equal to the Purchase payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

           (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

           (b)  any Purchase payments made during the previous Contract Year

           (c) any partial surrender reductions (as described below) during the previous Contract Year

     On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

           (a) the roll-up death benefit value on the previous Contract Date anniversary

           (b) any Purchase payments made since the previous Contract Date anniversary

           (c) any partial surrender reductions (as described below) since the previous Contract Date anniversary.

     The maximum roll-up death benefit equals 200% of the difference between all Purchase payments and all partial surrender reductions (as described below).

     PARTIAL SURRENDER REDUCTION

     ADJUSTED PURCHASE PAYMENT. The Partial surrender reduction is equal to (1) the Adjusted purchase payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

     STEP-UP VALUE AND ROLL-UP VALUE. The Partial surrender reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract value immediately prior to the partial surrender.

     The following examples apply to the Adjusted purchase payment, Step-Up Value or Roll-UP Value Death Benefits. Assume your current contract value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 x (10,000/55,000) = $9,090

     Your new death benefit would be 50,000 - 9,090, or $40,910.

     The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 x (10,000/30,000) = $16,666
     Your new death benefit would be 50,000 - 16,666, or $33,334.







L-19946                                                            March 7, 2003


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